SUPPLEMENT TO

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY

Prospectus Dated May 1, 2008

Date of Supplement: January 16, 2009

The current annual charge for the optional GMWB riders will increase to 0.80% for the GMWB 1 (Investment
Protector Plus) rider and to 0.95% for the GMWB 2 SL/JL (Investment Protector Plus 2) rider. The increase applies to all new riders issued with an application date on or after February 16, 2009.
1.	Under “SUMMARY OF EXPENSE INFORMATION” – “Periodic Expenses” (on page 8 of the
	prospectus), please replace the GMWB 1 and GMWB 2-SL/JL tables as follows:

	Periodic Expenses

	GMWB 1 Rider (as a percentage of average quarterly
	Investment Back remaining withdrawal benefit base(6))
	· Maximum annual charge	0.85%
	· Current annual charge for riders issued (8) on or after	0.80%
	February 16, 2009
	· Current annual charge for riders issued(8) before February	0.60%
	16, 2009

	GMWB 2 –SL/JL Rider (as a percentage of average quarterly
	Investment Back withdrawal benefit base(7))
	· Maximum annual charge	1.00%
	· Current annual charge for riders issued(8) on or after	0.95%
	February 16, 2009
	· Current annual charge for riders issued(8) before February	0.75%
	16, 2009

2.	Under “SUMMARY OF EXPENSE INFORMATION” – “Periodic Expenses” (on page 9 of the
	prospectus), please replace footnotes 6 and 7 with the following and insert a new footnote 8, as follows:

	(6) The GMWB 1 rider charge is taken quarterly as a percentage of the average quarterly Investment
	Back remaining withdrawal benefit base. The current quarterly charge for riders issued on or after
	February 16, 2009, is 0.20%. The current quarterly charge for riders issued before February 16, 2009,
	is 0.15%.If the maximum charge were imposed, it would be taken quarterly at 0.2125%. The Investment

Back remaining withdrawal benefit base is the amount available for future withdrawal benefit payments
(see RIDER BENEFITS – GMWB Riders, Investment Protector Plus Rider).

(7) The GMWB 2-SL and GMWB 2-SL/JL rider charge is taken quarterly as a percentage of the average quarterly Investment Back withdrawal benefit base. The current quarterly charge for riders issued on or after February 16, 2009, is 0.2375%. The current quarterly charge for riders issued before February
16, 2009, is 0.1875%. If the maximum charge were imposed, it would be taken quarterly at 0.25%. The
Investment Back withdrawal benefit base is the amount on which the withdrawal benefit payment is based and is calculated on each rider anniversary (see RIDER BENEFITS – GMWB Riders,
Investment Protector Plus 2 Rider).

(8) A rider is “issued” before February 16, 2009, if the rider application is dated before February 16, 2009.

3. Under EXAMPLES (page 12 of the Prospectus), please delete the existing table and replace it with the following table:

	If you surrender your contract								If you fully annuitize your contract
	at the end of the applicable					If you do not surrender			at the end of the applicable
		time period				your contract				time period
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Total	1,242	2,130	2,938	4,845	479	1,458	2,456	4,845	979	1,958	2,456	4,845
Underlying
Mutual Fund
Operating
Expenses
(1.42)%
Minimum Total	1,133	1,807	2,390	3,777	360	1,110	1,890	3,777	860	1,610	1,890	3,777
Underlying
Mutual Fund
Operating
Expenses
(0.26)%

4.	Under “CHARGES AND DEDUCTIONS” – “GMWB 1 (Investment Protector Plus) Rider” on page 31 of the prospectus, please replace the first paragraph with the following:

GMWB 1 (Investment Protector Plus) Rider
For riders issued* on or after February 16, 2009, the current annual charge for the rider is 0.80% of the average quarterly Investment Back remaining withdrawal benefit base. For riders issued before February 16,
2009, the current annual charge for the rider is 0.60% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken quarterly, at 0.20% (for riders issued on or after February 16,
2009) and 0.15% (for riders issued before February 16, 2009), based on the average quarterly Investment
Back remaining withdrawal benefit base during the calendar quarter.

We reserve the right to increase this charge up to a maximum annual charge of 0.85% (0.2125% quarterly) of the average quarterly Investment Back remaining withdrawal benefit base. If you elect a Step-Up, you will be charged the then current rider charge.

* A rider is “issued” before February 16, 2009 if the rider application is dated before February 16, 2009.

5.	Under “CHARGES AND DEDUCTIONS” – “GMWB 2-SL and GMWB 2-SL/JL (Investment Protector
Plus) Rider” on page 31 of the prospectus, please replace the first paragraph with the following:

GMWB 2-SL and GMWB 2-SL/JL (Investment Protector Plus 2 – Single Life/Joint Life) Rider
For GMWB 2-SL/JL riders issued* on or after February 16, 2009, the current annual charge for the rider is
0.95% of the average quarterly Investment Back withdrawal benefit base. For GMWB 2-SL riders and for
GMWB 2-SL/JL riders issued before February 16, 2009, the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is taken quarterly, at 0.2375% (for riders issued on or after February 16, 2009) and 0.1875% (for riders issued before February 16, 2009), based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter.

We reserve the right to increase the annual charge for the riders up to a maximum of 1.00% (0.25% quarterly)
of the average quarterly Investment Back withdrawal benefit base. We will send you advance notice if this charge will increase.

If this rider charge will increase, you have the following options:

·	Accept the increased rider charge and continue to be eligible to receive a Step-Up at each rider anniversary; or

·	Decline the increased rider charge by sending us notice that you are opting out of the Step-Up feature of this rider and electing to remain at your current rider charge. Once you opt out of the Step-Up feature, you will no longer be eligible for any future Step-Ups and the feature cannot be added back to this rider.

* A rider is “issued” before February 16, 2009 if the rider application is dated before February
16, 2009.

6.	Under “GMWB 2 Rider (Investment Protector Plus 2 Rider) -- Overview” within “RIDER
BENEFITS”, on page 48 of the prospectus, please replace the paragraph titled “Annual rider charge” with the following:

Maximum annual rider charge. The GMWB 2 rider has a maximum annual rider charge (1.00% of the
Investment Back withdrawal benefit base) that is greater than the GMWB 1 maximum annual rider charge
(0.85% of the Investment Back remaining withdrawal benefit base).

7.	Under the “TABLE COMPARING GMWB RIDERS” on page 58 of the prospectus, please substitute the following under the “Rider Charge”:

The following table summarizes and compares the features of the GMWB riders.

TABLE COMPARING GMWB RIDERS

Name of Rider	GMWB 1	GMWB 2 – SL	GMWB 2 – SL/JL
Marketing Name	Investment Protector Plus	Investment Protector Plus	Investment Protector
	Rider	2 Rider*	Plus 2 Rider
Rider Charge	· Current annual charge is	· Current annual charge is	· Current annual charge
	0.80% of the Investment	0.75% of the Investment	is 0.95% of the
	Back remaining	Back withdrawal benefit	Investment Back
Note: A rider is deemed to	withdrawal benefit base	base.	withdrawal benefit
have been issued before	for riders issued on or		base for riders issued
February 16, 2009, if	after February 16, 2009.		on or after February

TABLE COMPARING GMWB RIDERS

Name of Rider	GMWB 1	GMWB 2 – SL	GMWB 2 – SL/JL
Marketing Name	Investment Protector Plus Rider	Investment Protector Plus 2 Rider*	Investment Protector Plus 2 Rider
Rider Charge
the rider application is	· Current annual charge is		16, 2009.
dated before February 16,	0.60% of the Investment		·Current annual charge
2009.	Back remaining		is 0.75% of the
	withdrawal benefit base		Investment Back
	for riders issued before		withdrawal benefit
	February 16, 2009.		base for riders issued
before February 16,
2009.

	· Maximum annual charge	· Maximum annual charge	·Maximum annual
	is 0.85% of the	is 1.00% of the	charge is 1.00% of the
	Investment Back	Investment Back	Investment Back
	remaining withdrawal	withdrawal benefit base	withdrawal benefit
	benefit base		base.

* This rider is no longer
available.

Please keep this supplement together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382 or
call us at 1-800-852-4450 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given in the prospectus.